Document And Entity Information	Nov. 06, 2019
Cover [Abstract]
Entity Incorporation, State or Country Code	Y9
Amendment Flag	false
Entity Central Index Key	0001644675
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	MIMECAST LIMITED
Entity File Number	001-37637
Entity Address, Address Line One	1 Finsbury Avenue
Entity Address City Or Town	London
Entity Address Postal Zip Code	EC2M 2PF
Entity Address, Country	GB
City Area Code	781
Local Phone Number	996-5340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.012 per share
Trading Symbol	MIME
Security Exchange Name	NASDAQ